Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock Cash Funds: Institutional
(the “Fund”)
Supplement dated September 24, 2024 to the SL Agency Shares Prospectus of the Fund,
dated April 29, 2024, as supplemented to date
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that require institutional prime and institutional tax‑exempt money market funds to apply a mandatory liquidity fee to all shares redeemed on a day that such a fund has total net redemptions that exceed 5% of the fund’s total assets, unless the amount of the fee is determined to be less than 0.01% of the value of the shares redeemed. The compliance date for these amendments is October 2, 2024.
Consequently, effective October 2, 2024, the Fund’s Prospectus is amended as follows:
The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Cash Funds: Institutional — Principal Risks of Investing in the Fund,” is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. The Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Cash Funds: Institutional — Principal Risks of Investing in the Fund,” is hereby amended to add the following paragraph in its proper alphabetical order:
•
Mandatory Liquidity Fee Risk — The Board, or its delegate, must impose a mandatory liquidity fee upon the sale of your shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

BlackRock Cash Funds: Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock Cash Funds: Institutional
(the “Fund”)
Supplement dated September 24, 2024 to the SL Agency Shares Prospectus of the Fund,
dated April 29, 2024, as supplemented to date
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that require institutional prime and institutional tax‑exempt money market funds to apply a mandatory liquidity fee to all shares redeemed on a day that such a fund has total net redemptions that exceed 5% of the fund’s total assets, unless the amount of the fee is determined to be less than 0.01% of the value of the shares redeemed. The compliance date for these amendments is October 2, 2024.
Consequently, effective October 2, 2024, the Fund’s Prospectus is amended as follows:
The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Cash Funds: Institutional — Principal Risks of Investing in the Fund,” is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. The Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Cash Funds: Institutional — Principal Risks of Investing in the Fund,” is hereby amended to add the following paragraph in its proper alphabetical order:
•
Mandatory Liquidity Fee Risk — The Board, or its delegate, must impose a mandatory liquidity fee upon the sale of your shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.